INVESTMENT IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2016
INVESTMENT IN UNCONSOLIDATED AFFILIATES
INVESTMENT IN UNCONSOLIDATED AFFILIATES

6. INVESTMENT IN UNCONSOLIDATED AFFILIATES

Investments in companies in which we exercise significant influence, but do not control, are accounted for using the equity method. Investments in companies in which we do not exercise significant influence are accounted for using the cost method.

Tioxide Americas Inc., a wholly‑owned subsidiary of Venator, has a 50% interest in Louisiana Pigment Company, L.P. (“LPC”). Located in Lake Charles, Louisiana, LPC is a joint venture that produces TiO2 for the exclusive benefit of each of the joint venture partners. In accordance with the joint venture agreement, this plant operates on a break‑even basis. This investment is accounted for using the equity method and totaled $81 million and $84 million at December 31, 2016 and 2015, respectively.

During 2012, we made a $3 million investment in White Mountain Titanium Corporation, which reflects a 3% ownership interest. This investment is accounted for using the cost method and totaled $3 million each at December 31, 2016 and 2015.

Investments in other affiliates of Venator’s parent company totaled $1 million and $11 million at December 31, 2016 and 2015, respectively.